Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 1,856	€ 1,790
Property, plant and equipment at end of period	1,783	1,856
Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	4,428	4,173
Translation differences	(169)	39
Additions	449	545
Acquisitions through business combinations	2
Disposals and retirements	(173)	(329)
Property, plant and equipment at end of period	4,537	4,428
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,572)	(2,383)
Translation differences	105	(24)
Impairment charges		(4)
Disposals and retirements	150	290
Depreciation	(437)	(451)
Property, plant and equipment at end of period	(2,754)	(2,572)
Buildings and constructions
Property, plant and equipment
Property, plant and equipment at beginning of period	816	833
Property, plant and equipment at end of period	783	816
Buildings and constructions | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	1,267	1,219
Translation differences	(63)	17
Additions	36	63
Reclassification	61	28
Disposals and retirements	(36)	(60)
Property, plant and equipment at end of period	1,265	1,267
Buildings and constructions | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(451)	(386)
Translation differences	33	(8)
Disposals and retirements	22	33
Depreciation	(86)	(90)
Property, plant and equipment at end of period	(482)	(451)
Machinery and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	897	866
Property, plant and equipment at end of period	863	897
Machinery and equipment | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	3,018	2,863
Translation differences	(102)	22
Additions	290	339
Reclassification	64	62
Acquisitions through business combinations	2
Disposals and retirements	(137)	(268)
Property, plant and equipment at end of period	3,135	3,018
Machinery and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,121)	(1,997)
Translation differences	72	(16)
Impairment charges		(4)
Disposals and retirements	128	257
Depreciation	(351)	(361)
Property, plant and equipment at end of period	(2,272)	(2,121)
Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	143	91
Property, plant and equipment at end of period	137	143
Assets under construction | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	143	91
Translation differences	(4)
Additions	123	143
Reclassification	(125)	(90)
Disposals and retirements		(1)
Property, plant and equipment at end of period	€ 137	€ 143